Financial risk review - Schedule of Liquidity Risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Liquidity Risk [Line Items]
Total	$ 53,363,392	$ 13,529,128
Greater than or equal to thirty days
Schedule of Liquidity Risk [Line Items]
Total	5,018,036	7,667,147
Thirty through sixty days
Schedule of Liquidity Risk [Line Items]
Total	35,760	104,240
Sixty one through ninety days
Schedule of Liquidity Risk [Line Items]
Total	35,884	156,360
Ninety one through one hundred twenty days
Schedule of Liquidity Risk [Line Items]
Total	77,689	208,480
Lesser than or equal to one hundred twenty one days
Schedule of Liquidity Risk [Line Items]
Total	$ 48,196,023	$ 5,392,901